Short-Term Investments (Details) - Schedule of Fair value Disclosure	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Fair value Disclosure [Line Items]
Marketable securities	¥ 659,278,049	$ 92,506,882	¥ 435,659,383
Fair Value, Inputs, Level 1 [Member]
Schedule of Fair value Disclosure [Line Items]
Marketable securities	659,278,049		435,659,383
Fair Value, Inputs, Level 2 [Member]
Schedule of Fair value Disclosure [Line Items]
Marketable securities
Fair Value, Inputs, Level 3 [Member]
Schedule of Fair value Disclosure [Line Items]
Marketable securities